Segment reporting	6 Months Ended
Jun. 30, 2024
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas.

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four reportable and operating segments:

●	Nigeria;
●	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia;
●	Latam, which comprises operations in Brazil and Colombia; and
●	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to MNOs and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Adjusted EBITDA (defined as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on sale of assets, share-based payment (credit)/expense, insurance claims and certain other items that management believes are not indicative of the core performance of our business). The most directly comparable IFRS Accounting Standards measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the six months ended June 30, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	497,306	239,530	94,237	22,048	853,121
Segment Adjusted EBITDA	274,260	146,108	67,124	12,239	499,731

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					499,731
Finance costs (note 10)					(1,812,744)
Depreciation and amortization (note 6 and 7)					(174,732)
Impairment of goodwill (note 7)					(87,894)
Impairment of withholding tax receivables (note 7)					(10,972)
Share‑based payment expense (note 7)					(8,066)
Other costs(a)					(6,392)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(5,943)
Impairment of assets held for sale (note 6)					(2,853)
Business combination costs (note 7)					(380)
Impairment of other fixed assets (note 7)					(31)
Insurance claims					40
Net gain on disposal of property, plant and equipment (note 7)					2,292
Finance income (note 9)					24,376
Unallocated corporate expenses(b)					(63,724)
Loss before income tax					(1,647,292)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	50,415	38,586	87,443	2,496

Segment assets (at June 30, 2024)	858,590	1,361,444	1,912,250	174,604
Segment liabilities (at June 30, 2024)	339,988	902,002	750,316	101,732
(a)	Other costs for the six months ended June 30, 2024, included costs related to strategic review and one-off consulting fees related to corporate structures and operating systems of $4.5 million and costs related to internal reorganization of $1.8 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the six months ended June 30, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	789,570	245,553	93,993	19,616	1,148,732
Segment Adjusted EBITDA*	491,324	128,417	66,502	9,050	695,293

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					695,293
Finance costs (note 10)*					(1,546,019)
Depreciation and amortization (note 6 and 7)					(235,450)
Impairment of withholding tax receivables (note 7)					(24,604)
Share‑based payment expense (note 7)					(6,917)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(5,081)
Other costs(a)					(4,848)
Business combination costs (note 7)					(1,486)
Other non-operating income					58
Insurance claims					278
Net gain on disposal of property, plant and equipment (note 7)					566
Finance income (note 9)					13,160
Unallocated corporate expenses(b)					(75,042)
Loss before income tax*					(1,190,092)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	217,165	52,980	99,139	8,812

Segment assets (at June 30, 2023)*	1,584,845	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)*	914,230	838,874	633,811	111,541

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

(a)	Other costs for the six months ended June 30, 2023, included one-off consulting fees related to corporate structures and operating systems of $2.8 million, other one-off consulting services of $1.0 million and one-off professional fees related to financing of $0.2 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended June 30, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	269,572	108,215	46,464	11,126	435,377
Segment Adjusted EBITDA	171,391	76,456	33,279	6,167	287,293

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					287,293
Finance costs (note 10)					(279,156)
Depreciation and amortization (note 6 and 7)					(87,166)
Share‑based payment expense (note 7)					(4,885)
Other costs(a)					(3,907)
Impairment of property, plant and equipment, intangibles assets excluding goodwill and related prepaid land rent (note 6)					(2,883)
Impairment of assets held for sale (note 6)					(2,853)
Impairment of withholding tax receivables (note 7)					(2,756)
Business combination costs (note 7)					(148)
Impairment of other fixed assets (note 7)					(31)
Insurance claims					30
Net loss on disposal of property, plant and equipment (note 7)					1,919
Finance income (note 9)					43,010
Unallocated corporate expenses(b)					(36,445)
Loss before income tax					(87,978)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	29,302	31,195	43,187	1,672

Segment assets (at June 30, 2024)	858,590	1,361,444	1,912,250	174,604
Segment liabilities (at June 30, 2024)	339,988	902,002	750,316	101,732
(a)	Other costs for the three months ended June 30, 2024, included costs related to strategic review and one-off consulting fees related to corporate structures and operating systems of $2.5 million and costs related to internal reorganization of $1.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended June 30, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	364,592	123,393	48,344	9,875	546,204
Segment Adjusted EBITDA*	219,445	62,933	35,330	5,384	323,092

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					323,092
Finance costs (note 10)*					(1,369,052)
Depreciation and amortization (note 6 and 7)					(116,494)
Impairment of withholding tax receivables (note 7)					(13,349)
Share‑based payment expense (note 7)					(3,628)
Other costs(a)					(2,673)
Impairment of property, plant and equipment, intangibles assets excluding goodwill and related prepaid land rent (note 6)					(935)
Net loss on disposal of property, plant and equipment (note 7)					(168)
Business combination costs (note 7)					(27)
Other non-operating income					28
Insurance claims					133
Finance income (note 9)					8,373
Unallocated corporate expenses(b)					(38,385)
Loss before income tax*					(1,213,085)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	137,078	25,209	56,214	5,485

Segment assets (at June 30, 2023)*	1,584,845	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)*	914,230	838,874	633,811	111,541

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

(a)	Other costs for the three months ended June 30, 2023, included one-off consulting fees related to corporate structures and operating systems of $1.2 million and other one-off consulting services of $1.0 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
			$’000	$’000

Customer A	61%	61%	60%	59%
Customer B	16%	18%	16%	17%